Bank borrowings	12 Months Ended
Dec. 31, 2019
ZHEJIANG TIANLAN
Bank borrowings
	December 31,
	2019	2018
	RMB’000	RMB’000

Bank loan borrowed by the Company (note i)	21,834	40,000
Bank loan borrowed by a subsidiary of the Company (note ii)	5,007	5,000

	26,841	45,000

(i)	The bank loan is denominated in Renminbi and is repayable within 1 year. The bank loan borrowed by the Company as of December 31, 2019 bears interest at fixed rates ranging from 4.57% to 6.33% (2018: 5.0025% to 6.74%) per annum. Interest paid during the year ended December 31, 2019 was approximately RMB1,991,000 (2018: RMB2,089,000 and 2017: RMB1,720,000).

(ii)	The bank loan is denominated in Renminbi and is repayable within 1 year. The bank loan borrowed by a subsidiary of the Company as of December 31, 2019 bears interest at a fixed rate of 5.22% (2018: 5.66%) per annum and is secured by the subsidiary’s office premises and leasehold improvements and land use right. Interest paid during the year ended December 31, 2019 was approximately RMB246,000 (2018: RMB278,000 and 2017: RMB272,000).